First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – Victory Sycamore Established Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 1.1%
Entertainment 1.1%
Live Nation Entertainment, Inc.(a)	69,900	4,893,000
Total Communication Services		4,893,000
Consumer Discretionary 11.5%
Auto Components 3.3%
Aptiv PLC(a)	65,600	7,359,664
BorgWarner, Inc.	170,300	8,363,433
Total		15,723,097
Hotels, Restaurants & Leisure 3.9%
Darden Restaurants, Inc.	33,500	5,197,860
Hilton Worldwide Holdings, Inc.	32,900	4,634,623
Yum! Brands, Inc.	64,000	8,453,120
Total		18,285,603
Household Durables 0.8%
Newell Brands, Inc.	305,000	3,794,200
Specialty Retail 1.8%
Ross Stores, Inc.	78,700	8,352,431
Textiles, Apparel & Luxury Goods 1.7%
Ralph Lauren Corp.	34,900	4,071,783
Tapestry, Inc.	95,600	4,121,316
Total		8,193,099
Total Consumer Discretionary		54,348,430
Consumer Staples 3.4%
Consumer Staples Distribution & Retail 2.0%
Sysco Corp.	120,500	9,306,215
Food Products 1.4%
Tyson Foods, Inc., Class A	116,000	6,881,120
Total Consumer Staples		16,187,335
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Coterra Energy, Inc.	258,000	6,331,320
Devon Energy Corp.	111,500	5,643,015
Total		11,974,335
Total Energy		11,974,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.5%
Banks 2.2%
Huntington Bancshares, Inc.	206,000	2,307,200
Prosperity Bancshares, Inc.	100,700	6,195,064
Zions Bancorp	69,000	2,065,170
Total		10,567,434
Capital Markets 2.7%
Bank of New York Mellon Corp. (The)	158,700	7,211,328
T. Rowe Price Group, Inc.	50,500	5,701,450
Total		12,912,778
Financial Services 1.4%
Global Payments, Inc.	63,700	6,703,788
Insurance 8.2%
Allstate Corp. (The)	40,600	4,498,886
American Financial Group, Inc.	57,100	6,937,650
Everest Re Group Ltd.	21,800	7,804,836
Old Republic International Corp.	290,000	7,241,300
Progressive Corp. (The)	54,200	7,753,852
WR Berkley Corp.	67,600	4,208,776
Total		38,445,300
Total Financials		68,629,300
Health Care 7.4%
Health Care Equipment & Supplies 4.9%
Cooper Companies, Inc. (The)	23,300	8,699,288
Hologic, Inc.(a)	95,700	7,722,990
Zimmer Biomet Holdings, Inc.	52,900	6,834,680
Total		23,256,958
Health Care Providers & Services 2.5%
Molina Healthcare, Inc.(a)	14,200	3,798,358
Quest Diagnostics, Inc.	56,000	7,922,880
Total		11,721,238
Total Health Care		34,978,196
Industrials 24.1%
Aerospace & Defense 1.9%
Textron, Inc.	125,500	8,864,065
2	CTIVP® – Victory Sycamore Established Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.1%
Carrier Global Corp.	100,600	4,602,450
Owens Corning	56,300	5,393,540
Total		9,995,990
Commercial Services & Supplies 1.1%
Republic Services, Inc.	38,000	5,138,360
Electrical Equipment 1.0%
Hubbell, Inc.	19,600	4,768,876
Ground Transportation 2.2%
JB Hunt Transport Services, Inc.	30,000	5,263,800
Landstar System, Inc.	28,700	5,144,762
Total		10,408,562
Machinery 8.6%
AGCO Corp.	44,600	6,029,920
Lincoln Electric Holdings, Inc.	28,500	4,819,350
Middleby Corp. (The)(a)	52,600	7,711,686
Oshkosh Corp.	57,200	4,757,896
Parker-Hannifin Corp.	13,500	4,537,485
Toro Co. (The)	61,700	6,858,572
Xylem, Inc.	56,700	5,936,490
Total		40,651,399
Passenger Airlines 1.3%
Alaska Air Group, Inc.(a)	148,200	6,218,472
Professional Services 5.9%
Genpact Ltd.	170,000	7,857,400
Leidos Holdings, Inc.	77,100	7,097,826
ManpowerGroup, Inc.	56,700	4,679,451
MAXIMUS, Inc.	101,000	7,948,700
Total		27,583,377
Total Industrials		113,629,101
Information Technology 10.7%
Communications Equipment 1.2%
Motorola Solutions, Inc.	19,600	5,608,148
Electronic Equipment, Instruments & Components 3.1%
Amphenol Corp., Class A	93,900	7,673,508
Flex Ltd.(a)	307,700	7,080,177
Total		14,753,685
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.9%
DXC Technology Co.(a)	172,100	4,398,876
Semiconductors & Semiconductor Equipment 3.1%
MKS Instruments, Inc.	74,000	6,557,880
Skyworks Solutions, Inc.	67,000	7,904,660
Total		14,462,540
Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co.	295,700	4,710,501
Western Digital Corp.(a)	175,600	6,614,852
Total		11,325,353
Total Information Technology		50,548,602
Materials 10.8%
Chemicals 2.4%
RPM International, Inc.	50,300	4,388,172
Westlake Corp.	59,900	6,947,202
Total		11,335,374
Containers & Packaging 5.9%
AptarGroup, Inc.	58,800	6,949,572
Avery Dennison Corp.	38,600	6,906,698
Crown Holdings, Inc.	78,200	6,467,922
Packaging Corp. of America	52,800	7,330,224
Total		27,654,416
Metals & Mining 2.5%
Franco-Nevada Corp.	48,100	7,012,980
Reliance Steel & Aluminum Co.	18,600	4,775,364
Total		11,788,344
Total Materials		50,778,134
Real Estate 8.4%
Office REITs 1.7%
Alexandria Real Estate Equities, Inc.	62,300	7,824,257
Residential REITs 3.5%
American Homes 4 Rent, Class A	135,000	4,245,750
Camden Property Trust	52,700	5,525,068
Equity LifeStyle Properties, Inc.	99,200	6,659,296
Total		16,430,114
Retail REITs 1.5%
National Retail Properties, Inc.	161,200	7,116,980

CTIVP® – Victory Sycamore Established Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.7%
Lamar Advertising Co., Class A	81,700	8,161,013
Total Real Estate		39,532,364
Utilities 3.2%
Electric Utilities 3.2%
Alliant Energy Corp.	142,200	7,593,480
Xcel Energy, Inc.	112,900	7,613,976
Total		15,207,456
Total Utilities		15,207,456
Total Common Stocks (Cost $402,999,593)		460,706,253

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	11,723,433	11,721,088
Total Money Market Funds (Cost $11,719,618)		11,721,088
Total Investments in Securities (Cost: $414,719,211)		472,427,341
Other Assets & Liabilities, Net		(256,886)
Net Assets		472,170,455

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	6,338,352	20,701,446	(15,319,683)	973	11,721,088	(437)	96,202	11,723,433
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Victory Sycamore Established Value Fund | First Quarter Report 2023

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1QT7038_12_B01_(05/23)